July 30, 2013

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Numbers. 033-59474, 811-07572
Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Amendment to the Registrant’s registration statement is being filed to add existing share classes (Classes A, C, and P shares) to existing series (Blue Chip and Global Opportunities Funds). Because the share classes and series currently exist and other disclosure in the filing has been reviewed as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in this filing (for example, annual fund operating expense information and examples). See Release No. 33-6510 (February 15, 1984).

The Amendment consists of the following: (1) Facing Page, (2) Part A (a prospectus for Classes A, C, and P shares of the Blue Chip and Global Opportunities Funds), (3) Part B (an amended and restated Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end as well as the additions related to the addition of Classes A, C, and P shares of the Blue Chip and Global Opportunities Funds), (4) Part C, and (5) signature pages. The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, 5% and 25% ownership information.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for Registrant’s other series with an August 31 fiscal year or for Registrant’s series with an October 31 fiscal year.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.
Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel, Registrant

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